Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 2,582,861	$ 10,198,528
Leases	$ 401,197	$ 1,102,389
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	15.90%	42.50%
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,664,505	$ 127,728
Leases	8,816	20,179
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	164,045	462,322
Leases	17,296	40,169
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	334,457	6,624,933
Leases	58,530	163,874
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	419,854	2,983,545
Leases	184,581	290,543
3-6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	0
Leases	131,974	406,816
More than 6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Leases	$ 0	$ 180,807